Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250884
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class A Shares
Trading Symbol	EEQAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$79	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
AssetsNet	$ 9,569,842
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,569,842
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.7%
Exchange-Traded Funds	7.6%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.8%
Industrials	2.7%
Energy	4.5%
Materials	4.5%
Consumer Staples	5.4%
Financials	5.4%
Health Care	6.3%
Consumer Discretionary	6.3%
Money Market Funds	7.0%
Equity	8.0%
Real Estate	8.0%
Utilities	11.8%
Communications	13.8%
Technology	21.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	7.0%
Edison International	5.9%
Microsoft Corporation	5.6%
Motorola Solutions, Inc.	5.6%
Alphabet, Inc., Class A	4.2%
Netflix, Inc.	4.2%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
JPMorgan Equity Premium Income ETF	4.0%
ResMed, Inc.	3.2%
Exelon Corporation	2.8%

C000250886
Shareholder Report [Line Items]
Fund Name	BTS Enhanced Equity Income Fund
Class Name	Class I Shares
Trading Symbol	EEQIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/enhanced-equity-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[2]
AssetsNet	$ 9,569,842
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,569,842
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.7%
Exchange-Traded Funds	7.6%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.8%
Industrials	2.7%
Energy	4.5%
Materials	4.5%
Consumer Staples	5.4%
Financials	5.4%
Health Care	6.3%
Consumer Discretionary	6.3%
Money Market Funds	7.0%
Equity	8.0%
Real Estate	8.0%
Utilities	11.8%
Communications	13.8%
Technology	21.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	7.0%
Edison International	5.9%
Microsoft Corporation	5.6%
Motorola Solutions, Inc.	5.6%
Alphabet, Inc., Class A	4.2%
Netflix, Inc.	4.2%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
JPMorgan Equity Premium Income ETF	4.0%
ResMed, Inc.	3.2%
Exelon Corporation	2.8%

C000199071
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class A Shares
Trading Symbol	BTSAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[3]
AssetsNet	$ 10,725,188
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

C000199072
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class C Shares
Trading Symbol	BTSCX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.50%	[4]
AssetsNet	$ 10,725,188
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

C000199073
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class I Shares
Trading Symbol	BTSIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[5]
AssetsNet	$ 10,725,188
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

C000199074
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class R Shares
Trading Symbol	BTSRX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/managed-income-fund.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[6]
AssetsNet	$ 10,725,188
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,725,188
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$0
Portfolio Turnover	86%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	82.4%
Money Market Funds	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Mixed Allocation	4.0%
Money Market Funds	17.6%
Equity	19.9%
Fixed Income	58.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	17.6%
Xtrackers USD High Yield Corporate Bond ETF	12.5%
iShares Treasury Floating Rate Bond ETF	11.9%
JPMorgan Equity Premium Income ETF	7.9%
SPDR Blackstone Senior Loan ETF	6.0%
Janus Henderson AAA CLO ETF, USD Class	6.0%
iShares Agency Bond ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

C000126293
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class A Shares
Trading Symbol	BTFAX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$99	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%	[7]
AssetsNet	$ 33,900,705
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 172,286
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

C000126294
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class C Shares
Trading Symbol	BTFCX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$135	2.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.75%	[8]
AssetsNet	$ 33,900,705
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 172,286
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

C000126295
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class I Shares
Trading Symbol	BTFIX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%	[9]
AssetsNet	$ 33,900,705
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 172,286
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

C000150698
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class R Shares
Trading Symbol	BTFRX
Additional Information Phone Number	1-877-287-9820
Additional Information Website	https://www.btsfunds.com/funds/tactical-fixed-income.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$111	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.25%	[10]
AssetsNet	$ 33,900,705
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 172,286
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,900,705
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$172,286
Portfolio Turnover	93%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	18.4%
Exchange-Traded Funds	42.2%
Money Market Funds	39.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.8%
Collateral for Securities Loaned	22.6%
Money Market Funds	48.4%
Fixed Income	51.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	51.8%
Fidelity Investments Money Market Government Portfolio, Class I	48.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22.6%

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